Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Additional Information - Condensed Financial Statements of the Parent Company
Basis of presentation

a)    Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Reclassifications

b)    Reclassifications

The Company changed the presentation of revenue within its consolidated statements of operations since the year of 2019. Revenue, previously reported as a single line item, has been disaggregated to present revenue by the various services the Company provides. Amounts for the comparative prior periods have been reclassified to conform to the current period presentation. These reclassifications had no impact on previously reported net income or financial position and do not represent a restatement of any previously reported financial results.

Principles of consolidation

c)    Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity's economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

Discontinued operations

d)    Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statements of operations and comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in Note 3. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Use of estimates

e)    Use of estimates

The preparation of the Group's consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to determining the provision for accounts receivable, provision for prepayment and other current assets, assessment for valuation allowance of deferred tax assets, determination of the fair value of ordinary shares, preferred shares and warrant, valuation and recognition of share-based compensation expenses, initial valuation of the assets acquired and liabilities assumed in a business combination, subsequent impairment assessment of goodwill and long-lived assets, initial recognition and subsequent measurement of guarantee derivatives at fair value, and subsequent measurement of equity investments using measurement alternative.

Functional currency and foreign currency translation

f)    Functional currency and foreign currency translation

The Group uses Renminbi ("RMB") as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars ("US$"). The functional currency of the Group's PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and loss are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income/(loss) in the consolidated statements of operations and comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and loss resulting from foreign exchange transactions are included in exchange gains/(loss) in the consolidated statements of operations and comprehensive loss.

Convenience Translation

g)    Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5250 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2020. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

Guarantee derivatives

h)    Guarantee derivatives

In October 2019, the Group commenced its referral services in collaboration with a commercial bank with respect to its cooperation with the commercial bank, the Group is required to compensate the bank for the principal loan amount and interest of such auto loan upon certain specified events of default by the referred customers. In order to determine the accounting treatment of the such guarantee, the Group considered the criteria of scope exception under ASC 815-10-15-58. In order to qualify for this scope exception, the financial guarantee contracts must meet all three of the following criteria: (a) provide for payments to be made solely to reimburse the guaranteed party for failure of the debtor to satisfy its required payment obligations either at prescriptive payment dates or accelerated payment dates as a result of the occurrence of an event of default or notice of acceleration being made to the debtor by the creditor; (b) payment be made only if the debtor’s obligation to make payments as a result of conditions as described in (a) is past due; and (c) the guaranteed party is, as a precondition in the contract for receiving payment of any claim under the guarantee, exposed to the risk of non-payment both at inception and throughout its term either through direct legal ownership or through a back-to-back arrangement.

For the financial guarantee provided by the Group that does not meet the scope exception under ASC 815-10-15-58, the Group accounts for the financial guarantee contracts with a commercial bank as derivatives under ASC 815, Derivatives and Hedging, and records them on the consolidated balance sheets as either guarantee assets or guarantee liabilities at fair value.

Derivative assets and liabilities within the scope of ASC 815 are required to be recorded at fair value at inception and is remeasured at fair value on an ongoing basis in accordance with ASC 820, Fair Value Measurement. Therefore, the financial guarantee derivatives will be subsequently marked to market at the end of each reporting period with gains and losses recognized as change in fair value of financial guarantee derivatives. The estimated fair value of the financial guarantee derivatives is determined by the Group based on a discounted cash flow model, with reference to estimates of cumulative loss rates and margins on cost of guarantee services.

See Note 23 for additional information.

Fair value measurements

i)    Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group's financial instruments include cash and cash equivalents, restricted cash, time deposits, accounts receivable, other receivables, accounts payable, other payables, and guarantee liabilities, of which the carrying values approximate their fair value.

The Group accounts for financial guarantee provided to a commercial bank related to its referral services (Note 2(h)) at fair value. The Group uses significant unobservable inputs to measure the fair value of these guarantee liabilities (Level 3). The Group considers unobservable inputs to be significant, if , by their exclusion, the estimated fair value of a Level 3 asset or liability would be impacted by a significant percentage change, or based on qualitative factors such as the nature of the instrument and significance of the unobservable inputs relative to other inputs used within the valuation.

See Note 23 for additional information.

Cash, cash equivalents and restricted cash

j)    Cash, cash equivalents and restricted cash

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in the United States of America or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2019 and 2020, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars amounting to approximately US$15.6 million and US$8.2 million, respectively (equivalent to approximately RMB109.1 million and RMB53.2 million, respectively).

As of December 31, 2019 and 2020, the Group had approximately RMB91.9 million and RMB63.4 million cash and cash equivalents held by its PRC subsidiaries, VIEs and subsidiaries of VIEs, representing 47.4% and 57.7% of total cash and cash equivalents of the Group, respectively.

As of December 31, 2019 and 2020, the Company had a restricted cash balance approximately RMB1.5 million and RMB29.8 million, respectively, which are security deposits for the referral services in collaboration with a commercial bank and ancillary services to facilitate auto loan applications.

Accounts receivable, net

k)     Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating collection is unlikely, historical bad debt rates, accounts aging, financial conditions of the customer and industry trends. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Notes receivable represents notes receivable issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity. Refer to Note 4 for details.

Time deposits

l)    Time deposits

Time deposits mainly represent demand deposits placed with banks with original maturities of more than three months but within one year. Interest earned is recorded as interest income in the consolidated statements of operations and comprehensive loss during the periods.

Property, equipment and software, net

m)    Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets

n)     Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets acquired in asset acquisitions are measured based on the cost to the acquiring entity, which generally includes transaction costs. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Technologies	7 years

Long-term investments

o)   Long-term investments

In accordance with ASU 2016-01, for investments in equity instruments which the Company does not have significant influence, and whose fair value is not readily determinable, the cost less impairment accounting is applied (“measurement alternative”). Gain or loss are realized when such investment is sold or when dividends are declared or payments are received. The Company assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends, and other company-specific information such as financing rounds.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 Investments-Equity Method and Joint Ventures. The Company adjusts the carrying amount of equity method investment for its share of the income or loss of the investee and reports the recognized income or loss in the consolidated statements of operations and comprehensive loss. The Company’s share of the income or loss of an investee are based on the shares of common stock and in-substance common stock held by the Company.

Goodwill

p)   Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2020 was related to its acquisition of Longye in January 2020 (Note 24). In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Group) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group represents the lowest level within the entity at which goodwill is monitored for internal management purposes. Starting from January 1, 2020, the Group adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using a two-step impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is in excess of its carrying amount as of December 31, 2020. Therefore, no impairment loss was recorded for the years ended December 31, 2020. At December 31, 2020, goodwill was RMB115.4 million (US$17.7 million).

If the Group reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

Other non-current assets	q) Other non-current assets As of December 31, 2019 and 2020, other non-current assets comprises mainly prepayments for the purchases of softwares.
Impairment of long-lived assets

r)   Impairment of long-lived assets

Long-lived assets or asset group, including intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the periods presented.

Warrant

s)   Warrant

On October 31, 2017, a warrant to purchase Series C‑2 convertible redeemable preferred shares of the Company was issued in connection with the debt financing and is classified as a liability and is treated as upfront issuance costs based on the estimated fair value of the warrant at issuance date. Subsequently, changes in the fair value of the warrant for Series C‑2 convertible redeemable preferred shares is recorded in the consolidated statements of operations and comprehensive loss. The upfront issuance costs are amortized over the term of the debt financing.

As of December 31, 2018, 2019 and 2020, upfront issuance costs of RMB0.7 million, nil and nil were included in other non-current assets, respectively.

Revenue recognition

t)   Revenue recognition

The Group adopted ASC Topic 606, "Revenue from Contracts with Customers" for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group determines revenue recognition through the following steps:

•	identification of the contract, or contracts, with a customer;
•	identification of the performance obligations in the contract;
•	determination of the transaction price;
•	allocation of the transaction price to the performance obligations in the contract; and
•	recognition of revenue when, or as, the Group satisfies a performance obligation

The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

Offline marketing services revenue

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event from its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized on a straight-line basis over the period of the contract, which is usually from two days to four days, when the services are provided.

Special promotion events revenue

The Group provides integrated services to support auto dealers’ own special promotion events during a specific period. The services include event planning and execution, marketing, training and onsite coaching, etc. The Group charges a fixed service fee per special promotion event. The Group has identified one performance obligation as the individual service promised in service contracts are not distinct individually. As the Group has control of the service and discretion in establishing the price of the fee to auto dealers, it is considered to be a principal in accordance with ASC 606. The special promotion events revenue is recognized on a straight-line basis over the promotion period of the contract , which is usually one week, when the services are provided.

Virtual dealership, online marketing services and others

Virtual dealership revenue

The Group operates a virtual dealership by connecting automakers or franchised dealerships with secondary dealers whereby the Group purchases cars on behalf of the secondary dealers from the automakers or franchised dealerships. The Group charges a commission fee at a pre-agreed percentage of the car costs to the secondary dealers. As the Group has neither inventory risk nor the discretion to establish the cost of cars to secondary dealers, it is considered to be an agent in accordance with ASC 606. The virtual dealership commission revenue is recognized upon the secondary dealers’ acceptance of the delivery of cars from automakers or franchised dealerships.

Online marketing services revenue

The Group's online marketing services revenue primarily include (i) live streaming promotion events services, (ii) customer referral services, (iii) marketing information services and (iv) demand-side platform services.

The Group commenced its live streaming promotion events services from the first quarter of 2020, holding promotional events on the live streaming platform of Zhejiang Tmall Technology Co., Ltd. ( “Tmall”), which aims at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per live streaming promotion event from its industry customers for arranging, decorating and providing the platform. As the Group has control of the services and discretion in establishing the price of live streaming promotion admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The live streaming promotion events services revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

The Group also commenced its customer referral services from the first quarter of 2020 by referring its industry customers to Beijing Baidu Netcom Science Technology Co., Ltd. ("Baidu") to use the membership services of a Baidu’s auto content distribution platform. The Group charges Baidu a fixed rate commission fee based on the membership fee amount for the services rendered. Revenue is recognized at point-in-time when the industry customers successfully register as a membership of Baidu’s auto content distribution platform. In accordance with ASC 606, the Group recognizes the commission fees at net basis, as the Group is acting as an agent and has neither inventory risk nor the discretion to establish prices.

For the marketing information services, the Group generates consumers' demand information through its online channels and provides to the industry customers upon consumers' consent. The marketing information service fee is charged based on the quantity of consumers' demand information delivered. Revenue is recognized at a point in time upon the delivery of such consumers' demand information.

The demand-side platform services generate revenue through (1) online advertising services and (2) advertising space resale services. For the advertising services, the Group provides advertising spaces on the website to customers and recognize the service fees received as revenue on a straight-line basis over the period of the service period. Under the advertising space resale services, the Group purchases advertising spaces wholesale from suppliers such as search engines and other online advertising channels and resell those spaces to the customers. The customers pay the Group a membership fee to access these spaces. The Group recognizes the membership fee on a straight-line basis over the membership period, which is usually one year. Because the Group does not have discretion over the price of advertisement charged by suppliers, who are the primary obligors for providing the advertising services, revenue from advertising space resale services is recognized on a net basis.

Other revenue

In October 2019, the Group commenced its auto loan referral services in collaboration with a commercial bank. The referral services provided to the bank include (i) referral services and (ii) periodic guarantee for the following certain time periods: (a) from the date of loan issuance by the commercial bank to the consumer to the date when the consumer’s vehicle mortgage registration is completed; the mortgage registration procedures should be completed within 120 days after the loan issuance;(b) no overdue of more than 30 days for any of the first 3 monthly repayment. The periodic guarantee, within the scope of ASC 815, Derivatives and Hedging, is recorded at fair value at inception of the loans. Referral services revenue is recognized at a point in time upon the delivery of the services. As the Group is neither the primary obligor nor has the discretion to establish prices, it is considered to be an agent in accordance with ASC 606 and recognized at net basis.

On January 13, 2020, the Company completed the acquisition of Longye (Note 24), a Software-as-a-Service (“SaaS”) company who mainly provides subscription and support services to industry customers, including auto dealers, automakers and automotive service providers, with access to cloud services, software licenses and related support and updates during the term of the arrangement. Cloud services allow industry customers to use the Group's multi-tenant software without taking possession of the software. The Group initially records the subscription and support services fee as deferred revenue upon reception and then recognizes the revenue on a straight-line basis over the service period, which is usually from one year to five years. As the Group has control of the subscription and support services and discretion in establishing the price of subscription and support services fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The subscription and support services revenue is recognized on a straight-line basis over the period of the contract when the services are provided.

Cost of revenues	u) Cost of revenues Costs of revenues, consist primarily of rental costs for auto show venues, venue set-up costs, security costs, direct labor costs and other direct costs.
Research and development expenses

v)    Research and development expenses

Research and development expenses mainly consist of payroll-related expenses incurred for the employees who develop and enhance the Group's websites and platform of applications. The Group recognizes these expenses when incurred, unless they qualify for capitalization as software development costs.

Selling and marketing expenses

w)    Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, salaries and other compensation-related expenses for the Group's sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of corporate image, online and offline events. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses. For the years ended December 31, 2018, 2019 and 2020, the advertising and promotional expenses were RMB238.0million, RMB291.2 million and RMB156.6 million, respectively.

Leases

x)   Leases

Adoption of the New Lease Accounting Standard

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-02, Leases (“ASU 2016-02”). Further, as a clarification of the new guidance, the FASB issued several amendments and updates. The Group adopted the new lease guidance beginning December 31, 2020 by applying the modified retrospective method to those contracts that are not completed as of December 31, 2020, with the comparative information not being adjusted and continues to be reported under historic accounting standards. There is no impact to retained earnings at adoption.

The Group has elected to utilize the package of practical expedients at the time of adoption, which allows the Group to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease right-of-use (“ROU”) assets or operating lease liabilities.

Upon the adoption of the new guidance, on December 31, 2020, the Group recognized operating lease ROU assets of RMB10.8 million, and operating lease liabilities of RMB9.9 million (including short-term operating lease liabilities of RMB 5.9 million and long-term operating lease liabilities of RMB4.0 million).

The Group determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Group has operating leases for office spaces and venues for auto shows and has no finance leases as of December 31, 2020. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the Group’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date, to determine the present value of lease payments. The incremental borrowing rate approximates the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

The Group’s lease agreements contain both lease and non-lease components, which are accounted for separately based on their relative standalone price.

Share-based compensation

y)    Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares and restricted shares. The Company accounts for share-based awards granted to employees in accordance with ASC 718 Compensation—Stock Compensation and share-based awards granted to nonemployee in accordance with ASC 505. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Share-based compensation expenses for share options granted to nonemployees are measured at fair value at the earlier of the performance commitment date or the date service is completed, and recognized over the period during which the service is provided. The Group applies the guidance in ASC 505‑50 to measure share options granted to nonemployees based on the then-current fair value at each reporting date.

If a share-based award is modified after the grant date, the Group evaluates for such modifications in accordance with ASC 718 Compensation—Stock Compensation and if the modification is determined to be a probable-to-probable (Type 1) modification, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of modification or over the remaining requisite service period, depending on the vesting status of the award.

Employee benefits

z)   Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, VIEs and subsidiaries of VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees' salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB24.6 million, RMB39.2 million and RMB13.4 million, for the years ended December 31, 2018, 2019 and 2020, respectively.

Taxation

aa)    Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2018, 2019 and 2020.

Related parties

bb)    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Net loss per share

cc)    Net loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company's preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented herein, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the loss.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include preferred shares, share options, convertible loan, warrant and restricted shares granted, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income/(loss) per share.

Statutory reserves

dd) Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs in PRC must make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in China ("PRC GAAP") to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The Company has not appropriated any amount to statutory reserves for the years ended December 31, 2018, 2019 and 2020 as its subsidiaries, VIEs and subsidiaries of VIEs in the PRC are still in accumulated deficit position.

Comprehensive loss

ee) Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive (loss)/income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Non-controlling interests

ff)Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group's consolidated balance sheets and have been separately disclosed in the Group's consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

Treasury stock

gg)Treasury stock

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Segment reporting

hh)  Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments.

Management has determined that the Group operated its continuing operations in one segment, as that term is defined by FASB ASC Topic 280, Segment reporting.

Business Combination

ii) Business Combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive loss.

Concentrations and Risks

jj) Concentrations and Risks

Online advertising and promotional service provider

The Group relied on online advertising and promotional service providers and their affiliates for online advertising and promotional service to support its operations during the years ended December 31, 2018, 2019 and 2020 as follows:

	For the year ended December 31,
	2018	2019	2020
Total number of online advertising and promotional service providers	32	25	41
Number of online service providers that accounted for 10% or more of the Group's online advertising and promotional service	2	2	2
Total percentage of the Group's online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group’s online advertising and promotional service expenses	43%	55%	43%

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash, time deposits and accounts receivable. As of December 31, 2019 and 2020, all of the Group's cash and cash equivalents, restricted cash and time deposits were held in large reputable financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is derived from revenue earned from the Company’s businesses.

Major customers

There was no customer had receivable balances exceeding 10% of the total accounts receivable balances of the Group as of December 31, 2019 and 2020, respectively.

Compliance risk

In August 2017, the State Council promulgated the Regulations on the Supervision and Administration of Financing Guarantee Companies, or the Financing Guarantee Regulations, which became effective on October 1, 2017. On October 9, 2019, the CBIRC and other eight PRC regulatory agencies promulgated the Supplementary Provisions on the Supervision and Administration of Financing Guarantee Companies, or the Financing Guarantee Supplementary Provisions. The Financing Guarantee Supplementary Provisions provides that, among others, institutions providing services such as client recommendation and credit assessment to various institutional funding partners shall not render any financing guarantee service, whether directly or in disguised form, without the necessary approval. Otherwise, the penalties set forth in the Financing Guarantee Regulations may be imposed by the regulatory authorities, and the existing business shall be properly settled. In case an institution intends to continue the financing guarantee business, certain financing guarantee companies shall be established in accordance with the Financing Guarantee Regulations.

Starting from October 2019, the Group commenced auto loan referral services in collaboration with a commercial bank. In accordance with the agreement with this commercial bank, the Company will compensate the bank for the principal loan amount and the ensuing interests upon the occurrence of certain events of default by the referred customers. Due to a lack of further interpretations, the exact definition and scope of “operating financing guarantee business” under the Financing Guarantee Regulations or “providing financing guarantee services in disguised form” under the Financing Guarantee Supplementary Provisions remain unclear. It is uncertain whether the Group’s services as mentioned above would be deemed to have operated financing guarantee business or provided financing guarantee services in disguised form. Furthermore, the Group has not been subject to any fine or other penalties with regard to its cooperation with the commercial bank.

Nevertheless, the Group has been taking necessary measures to fully comply with the foregoing laws and regulations on financing guarantee business. According to the cooperation agreement with this commercial bank, the cooperation will expire in October 2021, which will allow the Group to exit the cooperation unless both parties agree otherwise. The Group cannot assure that it will not be subject to penalties for its past operation of such business. To the extent any of the foregoing were to occur, the Group’s business, results of operations and financial condition could be adversely affected.

Recently issued accounting pronouncements

kk)   Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or “EGC”, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In June 2016, the FASB amended guidance related to the impairment of financial instruments as part of ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which was further amended by ASU 2019-10 in November 2019, for public business entities that meet the definition of an U.S. Securities and Exchange Commission (“SEC”) filer, excluding entities eligible to be SRCs as defined by the SEC, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. All entities may adopt the amendments in this update earlier as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a company is required to recognize an allowance based on its estimate of expected credit loss. The Group will adopt the new credit loss guidance beginning January 1, 2021. The Group has finalized its analysis and the impact to the opening balance of retained earnings at January 1, 2021 will be immaterial.

In December 2019, the FASB issued ASU 2019-12, “Income taxes (Topic 740)—Simplifying the accounting for income taxes”, which simplified the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, Income Taxes. The amendments also improve consistent application or and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This standard is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years for public companies. Early adoption is permitted. The standard is effective for the Group beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, “Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815”, which clarify the interaction of the accounting for equity securities under Topic 321 and investments under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. This standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public companies. Early adoption is permitted. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021 for the Group. The Group is currently in the process of evaluating the impact of the adoption of this guidance on its consolidated financial statements.